Property, plant and equipment - Schedule of reconciliation of property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	€ 136,198	€ 112,435
Change in consolidation scope		22,373
Additions	14,421	14,404
Depreciation charge	(14,705)	(10,976)
Impairment charge/reversal	322	1,869
Disposals	(932)	(5,448)
Exchange rate differences	3,579	1,541
Property, plant and equipment, ending balance	138,883	136,198
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	208,323
Property, plant and equipment, ending balance	234,051	208,323
Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(72,125)
Property, plant and equipment, ending balance	(95,167)	(72,125)
Land, buildings and leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	99,100	74,493
Change in consolidation scope		22,373
Additions	10,356	9,088
Depreciation charge	(7,828)	(6,008)
Impairment charge/reversal	0	0
Disposals	(102)	(1,837)
Exchange rate differences	3,151	991
Property, plant and equipment, ending balance	104,678	99,100
Land, buildings and leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	125,580
Property, plant and equipment, ending balance	151,034	125,580
Land, buildings and leasehold improvements | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(26,479)
Property, plant and equipment, ending balance	(46,357)	(26,479)
Manufacturing and laboratory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	31,761	34,544
Change in consolidation scope		0
Additions	3,720	2,884
Depreciation charge	(6,248)	(4,372)
Impairment charge/reversal	322	1,869
Disposals	(800)	(3,547)
Exchange rate differences	302	383
Property, plant and equipment, ending balance	29,056	31,761
Manufacturing and laboratory equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	73,686
Property, plant and equipment, ending balance	74,445	73,686
Manufacturing and laboratory equipment | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(41,926)
Property, plant and equipment, ending balance	(45,389)	(41,926)
Computer hardware
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,053	1,140
Change in consolidation scope		0
Additions	569	414
Depreciation charge	(467)	(442)
Impairment charge/reversal	0	0
Disposals	(20)	(61)
Exchange rate differences	20	3
Property, plant and equipment, ending balance	1,155	1,053
Computer hardware | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	3,438
Property, plant and equipment, ending balance	3,542	3,438
Computer hardware | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(2,384)
Property, plant and equipment, ending balance	(2,386)	(2,384)
Furniture, fittings and other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	560	675
Change in consolidation scope		0
Additions	68	33
Depreciation charge	(161)	(155)
Impairment charge/reversal	0	0
Disposals	(11)	(2)
Exchange rate differences	21	9
Property, plant and equipment, ending balance	477	560
Furniture, fittings and other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,895
Property, plant and equipment, ending balance	1,512	1,895
Furniture, fittings and other | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(1,335)
Property, plant and equipment, ending balance	(1,035)	(1,335)
Assets in the course of construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	3,724	1,583
Change in consolidation scope		0
Additions	(292)	1,985
Depreciation charge	0	0
Impairment charge/reversal	0	0
Disposals	0	0
Exchange rate differences	86	155
Property, plant and equipment, ending balance	3,518	3,724
Assets in the course of construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	3,724
Property, plant and equipment, ending balance	3,518	3,724
Assets in the course of construction | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	€ 0	€ 0